Related Parties	12 Months Ended
Dec. 31, 2022
Related Parties [Abstract]
RELATED PARTIES

NOTE 9 - RELATED PARTIES

a.	The employment expenses of Asher Dahan, a co-founder, Chairman of the Board of Directors and the Chief Executive Officer of the Company and owner of more than 5% of the Company’s Ordinary Shares, for the years ended December 31, 2022, 2021 and 2020 amounted to $333 thousand, $145 thousand and $109 thousand, respectively, and are included within general and administrative expenses. Starting from September 2022, his monthly salary was NIS 70 thousand (approximately $21 thousand), plus social benefits and leased car.

b.	The employment expenses for Guy Wanger, President and Director of the Company, and owner of more than 5% of the Company’s Ordinary Shares, for the years ended December 31, 2022, 2021 and 2020 amounted to $331 thousand and $145 thousand and $109 thousand, respectively, and are included within research and development expenses. Starting from September 2022, his monthly salary was NIS 70 thousand (approximately $21 thousand), plus social benefits and leased car.

c.	The employment expenses for Leeor Langer, a co-founder, the Chief Technology Officer and owner of more than 5% of the Company’s Ordinary Shares, for the years ended December 31, 2022, 2021 and 2020 amounted to $329 thousand and $143 thousand and $109 thousand, respectively, and are included within research and development expenses. Starting from September 2022, his monthly salary was NIS 70 thousand (approximately $21 thousand), plus social benefits and leased car.

d.	On March 14, 2022, the Company’s shareholders meeting approved the increase of the monthly salary of each of the Company’s co-founders to NIS 70 thousand (approximately $21 thousand), plus social benefits and leased car, and approved a one-time bonus equal to 6 monthly salaries, upon the closing of the IPO which was accomplished in September 2022 (see note 1e).